EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 04, 2022	Jan. 26, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 23, 2022
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Proceeds from borrowings, classified as financing activities			$ 512,727	$ 121,771	$ 173,717
Currency swap contract [member] | USD-BRL [Member] | Morgan Stanley Member [Member] | Atento Luxco 1, S.A. [member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Proceeds from borrowings, classified as financing activities	$ 80,000
CDI rate	142.25%
Currency swap contract [member] | USD-EUR [Member] | Nomura International Bank [member] | Atento Luxco 1, S.A. [member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Financial Assets At Fair Value						$ 4,130
Super Senior Credit Facility [Member] | Atento Luxco 1, S.A. [member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Proceeds from borrowings, classified as financing activities		$ 43,000